Restricted cash (Tables)	12 Months Ended
Dec. 31, 2024
Restricted cash
Schedule of restricted cash
	December 31, 2024	December 31, 2023
Escrow account	4,247	4,136
Indemnity asset	1,000	1,867
Total	5,247	6,003
Current	4,247	-
Non-current	1,000	6,003